Cash flow statement (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of cash flow statement [Abstract]
Schedule of Change in Operating Assets

	2025 £m	2024 £m	2023 £m
Change in financial assets held at amortised cost	(26,316)	(21,106)	12,311
Change in financial assets at fair value through profit or loss	(24,505)	(9,872)	(22,539)
Change in derivative financial instruments	4,446	(4,082)	1,805
Change in other operating assets	5,686	(4,562)	(687)
Change in operating assets	(40,689)	(39,622)	(9,110)

Schedule of Change in Operating Liabilities

	2025 £m	2024 £m	2023 £m
Change in deposits from banks	(376)	4	(1,110)
Change in customer deposits	13,858	11,324	(3,850)
Change in repurchase agreements	810	57	(10,893)
Change in financial liabilities at fair value through profit or loss	172	2,619	6,925
Change in derivative financial instruments	(5,216)	1,524	(3,893)
Change in debt securities in issue at amortised cost	7,725	(4,824)	2,094
Change in insurance contracts[1]	13,220	1,941	9,845
Change in investment contract liabilities	10,412	6,250	5,502
Change in other operating liabilities[2]	(5,202)	4,708	(388)
Change in operating liabilities	35,403	23,603	4,232
1Includes insurance contracts presented within disposal group liabilities.
2Includes a decrease of £235 million (2024: decrease of £371 million; 2023: increase of £315 million) in respect of lease liabilities.

Schedule of Non-Cash and Other Items

	2025 £m	2024 £m	2023 £m
Interest expense and hedging valuation adjustments on subordinated liabilities[1]	715	471	861
Accretion of discounts and amortisation of premiums and issue costs	(488)	195	1,259
Revaluation of investment properties	(99)	(67)	87
Net gain on sale of financial assets at fair value through other comprehensive income	(3)	(7)	(122)
Share of post-tax results of associates and joint ventures	(1)	13	16
Profit on derecognition of joint ventures and associates	(121)	–	–
Loss/(profit) on disposal of tangible fixed assets	65	(36)	(61)
Net credit in respect of defined benefit schemes	(37)	(11)	(79)
Depreciation and amortisation	3,477	3,426	2,905
Regulatory and legal provisions	968	899	675
Other provision movements	(29)	(206)	(30)
Allowance for loan losses	867	494	315
Write-off of allowance for loan losses, net of recoveries	(1,097)	(1,029)	(1,115)
Impairment credit on undrawn balances	(73)	(51)	–
Impairment credit on financial assets at fair value through other comprehensive income	(1)	(3)	(2)
Transactions in own shares	38	(173)	103
Transfers to income statement from reserves	1,869	2,597	1,838
Foreign exchange impact on balance sheet[2]	709	1	502
Other non-cash items	91	42	176
Total non-cash items	6,850	6,555	7,328
Contributions to defined benefit schemes	(152)	(175)	(1,345)
Payments in respect of regulatory and legal provisions	(295)	(401)	(378)
Other	28	11	17
Total other items	(419)	(565)	(1,706)
Non-cash and other items	6,431	5,990	5,622
1Interest expense on subordinated liabilities and hedging valuation adjustments on subordinated debt, previously presented separately, are reported in aggregate.
2When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.

Schedule of Acquisition of Group Undertakings and Businesses

	2025 £m	2024 £m	2023 £m
Net assets acquired:
Cash and cash equivalents	144	–	38
Tangible fixed assets	2	–	–
Intangible assets (excluding goodwill)	296	–	182
Other assets	152	–	672
Deferred tax	(74)	–	(58)
Other liabilities	(166)	–	(646)
Goodwill arising on acquisition	262	–	143
Non cash consideration	(616)	–	–
Cash consideration	–	–	331
Less cash and cash equivalents acquired	(144)	–	(38)
Net cash (inflow)/outflow arising from acquisition of subsidiaries and businesses	(144)	–	293
Acquisition of and additional investment in joint ventures	117	179	87
Net cash (inflow)/outflow from acquisitions in the year	(27)	179	380

Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet

	2025 £m	2024 £m	2023 £m

Cash and balances at central banks	56,661	62,705	78,110
Less mandatory reserve deposits[1]	(37)	(21)	(1,930)
	56,624	62,684	76,180
Loans and advances to banks and reverse repurchase agreements with banks	17,006	15,175	19,048
Less amounts with a maturity of three months or more	(13,037)	(7,043)	(6,390)
	3,969	8,132	12,658
Total cash and cash equivalents[2]	60,593	70,816	88,838
1Mandatory reserve deposits are held with local central banks in accordance with statutory requirements. Where these deposits are not held in demand accounts and are not available to finance the Group’s day-to-day operations they are excluded from cash and cash equivalents.
2Included within cash and cash equivalents at 31 December 2025 is £16 million (2024: £23 million; 2023: £31 million) of restricted cash and cash equivalents held within the Group’s long-term insurance and investments operations, which is not immediately available for use in the business.